Non-current financial debt	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debt
(USD millions)	2019	2018

Straight bonds	22 167	25 283

Liabilities to banks and other financial institutions [1]	188	285

Finance lease obligations		92

Total, including current portion of non-current financial debt	22 355	25 660

Less current portion of non-current financial debt	– 2 002	– 3 190

Total non-current financial debt	20 353	22 470

[1] Average interest rate 0.2% (2018: 0.3%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Group is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 82% at December 31, 2019, and 80% at December 31, 2018.
The average interest rate on total financial debt in 2019 was 2.4% (2018: 2.7%).
Note 29 contains a maturity table of the Group’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Nominal amount	Issuance year	Maturity year	Issuer	Issue price	2019 (USD millions)	2018 (USD millions)

5.125%	USD	3 000	2009	2019	Novartis Securities Investment Ltd., Hamilton, Bermuda	99.822%		3 000

4.400%	USD	1 000	2010	2020	Novartis Capital Corporation, New York, United States	99.237%	1 000	998

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%	1 495	1 493

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	489	489

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 139	2 137

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 825	1 825

0.750%	EUR	600	2014	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.134%	670	683

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	670	684

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	517	508

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	568	558

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	336	330

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 735	1 732

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 219	1 219

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 392	1 419

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	553	563

1.800%	USD	1 000	2017	2020	Novartis Capital Corporation, New York, United States	99.609%	1 000	998

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%	996	995

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	990	989

0.000%	EUR	1 250	2017	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.133%	1 396	1 421

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	670	684

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%	837	853

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	838	856

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	832	849

Total straight bonds							22 167	25 283

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2019	2018

2019		3 190

2020	2 002	2 006

2021	2 067	2 111

2022	2 583	2 585

2023	2 321	2 278

2024	2 139	2 137

After 2024	11 243	11 353

Total	22 355	25 660

Breakdown by currency:
(USD millions)	2019	2018

US dollar (USD)	12 889	15 964

Euro (EUR)	7 861	8 028

Japanese yen (JPY)	184	272

Swiss franc (CHF)	1 421	1 396

Total	22 355	25 660

The following table shows the comparison of balance sheet and fair value of total non-current financial debt, including current portion:
(USD millions)	2019 Balance sheet	2019 Fair values	2018 Balance sheet	2018 Fair values

Straight bonds	22 167	23 701	25 283	25 438

Others	188	188	377	377

Total	22 355	23 889	25 660	25 815

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.
The following table shows the pledged assets:
(USD millions)	2019	2018

Total net book value of property, plant and equipment pledged as collateral for non-current financial debts	3	96